Interest and similar income and expense and net gain (loss) on investment securities and derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Interest, Similar Income of Financial Assets at Amortized Cost and at Fair Value Through Other Comprehensive Income
a)	Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Central Bank compulsory deposits	5,063	7,201	6,920
Interbank deposits	1,080	744	674
Securities purchased under agreements to resell	17,365	25,711	34,162
Financial assets at fair value through other comprehensive income	9,194	8,886	11,160
Financial assets at amortized cost	2,614	3,017	3,822
Loan and lease operations	73,640	75,568	80,124
Other financial assets	1,368	1,576	1,902

Total	110,324	122,703	138,764

Summary of Interest and Similar Expense
b)	Interest and similar expense

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Deposits	(17,484)	(13,340)	(14,701)
Securities sold under repurchase agreements	(20,889)	(33,087)	(45,935)
Interbank market debt	(13,587)	(10,059)	(8,347)
Institutional market debt	(6,773)	(6,852)	(8,249)
Financial expense from technical reserves for insurance and private pension plans	(11,815)	(14,918)	(17,790)
Other	(64)	(74)	(107)

Total	(70,612)	(78,330)	(95,129)

Schedule of Adjustments to Fair Value of Financial Assets and Liabilities
c)	Adjustments to Fair Value of Financial Assets and Liabilities

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016

Financial assets at fair value through profit or loss	(4,110)	2,138	684
Derivatives (*)	(260)	2,028	7,332
Financial assets designated at fair value through profit or loss	(218)	180	48
Financial assets at fair value through other comprehensive income	(254)	(128)	(851)
Finacial liabilities designated at fair value	8	(37)	(147)

Total	(4,834)	4,181	7,066

(*)	Includes the ineffective derivatives portion related to hedge accounting.